Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	360 Funds
Entity Central Index Key	0001319067
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Timber Point Global Allocations Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Timber Point Global Allocations Fund
Class Name	Institutional Class shares
Trading Symbol	CGHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual report to shareholders contains important information of the Timber Point Global Allocations Fund (the “Global Fund”) for the six months ended March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find the Global Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.timberpointcapital.com/global-allocations-fund-cghix/. You can also request this information without charge by contacting the Global Fund at (877) 244-6235.
Additional Information Phone Number	(877) 244-6235
Additional Information Website	https://www.timberpointcapital.com/global-allocations-fund-cghix/
Expenses [Text Block]

What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$81	1.65%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.65%
Net Assets	$ 29,603,148
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 106,681
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	What are some Fund statistics?
Fund Statistics
Total Net Assets	$29,603,148	Investment Advisory Fees Paid	$106,681
Number of Portfolio Holdings	40	Portfolio Turnover Rate	92%

Holdings [Text Block]

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)
Equity Funds	50.98%	Communication Services	3.09%
Cash and Cash Equivalents	10.90%	Alternative Funds	2.09%
Information Technology	10.53%	Materials	1.99%
Debt Funds	4.85%	Asset Allocation Fund	1.58%
Financials	3.95%	Consumer Staples	1.48%
Health Care	3.93%	Consumer Discretionary	1.30%
Industrials	3.32%	Asset-backed and Mortgage-backed securities	0.01%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
State Street SPDR S&P 500 ETF Trust	10.98%	State Street SPDR S&P Biotech ETF	3.88%
Federated Hermes Government Obligations Fund	10.87%	Microsoft Corp.	3.75%
Invesco S&P 500 Equal Weight ETF	5.19%	Immix Biopharma, Inc.	3.69%
iShares 7-10 Year Treasury Bond ETF	4.84%	NVIDIA Corp.	3.53%
Direxion Daily S&P 500 Bull 3X ETF	4.68%	iShares Core S&P Mid-Cap ETF	3.19%

Timber Point Alternative Income Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Timber Point Alternative Income Fund
Class Name	Institutional Class shares
Trading Symbol	AIIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual report to shareholders contains important information of the Timber Point Alternative Income Fund (the “Income Fund”) for the six months ended March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find the Income Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.timberpointcapital.com/alternative-income-aiifx/. You can also request this information without charge by contacting the Income Fund at (877) 244-6235.
Additional Information Phone Number	(877) 244-6235
Additional Information Website	https://www.timberpointcapital.com/alternative-income-aiifx/
Expenses [Text Block]

What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$86	1.72%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.72%
Net Assets	$ 26,839,926
Holdings Count | Holdings	30
Advisory Fees Paid, Amount	$ 94,689
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What are some Fund statistics?
Fund Statistics
Total Net Assets	$26,839,926	Investment Advisory Fees Paid	$94,689
Number of Portfolio Holdings	30	Portfolio Turnover Rate	15%

Holdings [Text Block]

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)
Debt Funds	65.00%	Alternative Funds	1.44%
Equity Funds	18.15%	Asset Allocation Fund	0.57%
Cash and Cash Equivalents	10.40%	Asset-backed and Mortgage-backed securities	0.03%
Financials	4.41%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
State Street DoubleLine Total Return Tactical ETF	11.84%	Vanguard Short-Term Corporate Bond ETF	5.17%
State Street SPDR Portfolio Aggregate Bond ETF	11.45%	State Street SPDR Bloomberg High Yield Bond ETF	4.46%
Federated Hermes Government Obligations Fund	10.41%	Blackstone Secured Lending Fund	4.41%
State Street SPDR Bloomberg Short Term High Yield Bond ETF	9.31%	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	4.21%
State Street SPDR Portfolio Corporate Bond ETF	6.49%	Vanguard International High Dividend Yield ETF	4.21%